JUNIOR SUBORDINATED NOTES (Details) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2012 Junior subordinated notes U.S. dollars USD ($)	Dec. 31, 2012 Junior subordinated notes U.S. dollars CAD	Dec. 31, 2011 Junior subordinated notes U.S. dollars USD ($)	Dec. 31, 2011 Junior subordinated notes U.S. dollars CAD
Junior subordinated notes
Amount outstanding	994	1,016	$ 1,000	994	$ 1,000	1,016
Effective interest rate (as a percent)			6.50%	6.50%	6.50%	6.50%
Interest rate until May 15, 2017 (as a percent)			6.35%	6.35%
Variable rate basis after May 15, 2017			3 months LIBOR	3 months LIBOR
Interest rate margin after May 15, 2017 (as a percent)			2.21%	2.21%
Optional period for which payment of interest can be deferred			10 years	10 years
Redemption price as a percentage of principal amount plus accrued and unpaid interest to the date of redemption			100.00%	100.00%